Information by business segment and geographic area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Adjusted EBITDA from continuing operations	$ 17,961	$ 19,760	$ 31,343
Depreciation, depletion and amortization	(3,070)	(3,171)	(3,034)
Impairment reversal (impairment) and results on disposal of non-current assets, net and other (ii)	(482)	773	(426)
Dividends received and interest from associates and joint ventures (iii)	(204)	(154)	(190)
Operating income	14,205	17,208	27,693
Equity results and other results in associates and joint ventures	(1,108)	305	(1,271)
Financial results	(1,946)	2,268	3,119
Income before income taxes	11,151	19,781	29,541
Adjusted EBITDA from discontinued operations (coal)		171	(189)
Depreciation, depletion and amortization			(69)
Impairment and results on disposals of non-current assets, net		(589)	(3,282)
Dividends received and interest from associates and joint ventures			(78)
Operating loss		(418)	(3,618)
Equity results and other results in associates and joint ventures			(26)
Financial results		3,065	447
Derecognition of noncontrolling interest		(585)
Income (loss) before income taxes from discontinued operations (coal)		2,062	(3,197)
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA from continuing operations	14,888	15,670	26,471
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA from continuing operations	3,122	3,653	4,873
Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA from continuing operations	117	120	136
Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA from continuing operations	18,127	19,443	31,480
Nickel [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA from continuing operations	851	1,924	1,576
Copper [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA from continuing operations	1,100	569	1,617
Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA from continuing operations	1,951	2,493	3,193
Other [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA from continuing operations	$ (2,117)	$ (2,176)	$ (3,330)